Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.0154
Maximum Aggregate Offering Price	$ 7,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,178.87
Offering Note	These shares may be represented by American Depositary Shares (“ADSs”), evidenced by American Depositary Receipts, issuable upon deposit of the ordinary shares registered hereby, no par value (“Ordinary Shares”), of Mobilicom Limited (the “Company”) and are registered on a separate registration statement on Form F-6 (File No. 333- 265156). Each ADS represents two hundred, seventy-five (275) Ordinary Shares.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers such indeterminate number of Ordinary Shares as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions pursuant to the terms of the Amended and Restated Mobilicom Limited Employee Share Option Plan (the “Plan”).

Represents Ordinary Shares issuable upon vesting or exercise of awards granted under the Plan as well as future award grants under the Plan and the corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on the average of the high and low prices for the Company’s ADSs as quoted on the Nasdaq Capital Market on August 15, 2025, adjusted for ADS to Ordinary Share ratio.